Segment Information Level 4 (Details) - Total Assets by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Total Assets by Segment [Line Items]
Total Assets by Segment [Table Text Block]	$ 2,382	$ 2,617
EPCD [Member]
Total Assets by Segment [Line Items]
Total Assets by Segment [Table Text Block]	1,320	1,531
FPD [Member]
Total Assets by Segment [Line Items]
Total Assets by Segment [Table Text Block]	807	857
Corporate and Other [Member]
Total Assets by Segment [Line Items]
Total Assets by Segment [Table Text Block]	$ 255	$ 229